Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2019
Unsecured senior notes
Summary of the unsecured senior notes

	As of March 31,		Effective
	2018	2019	interest rate
	(in millions of RMB)
US$2,250 million 2.500% notes due 2019	14,083	15,110	2.67%
US$1,500 million 3.125% notes due 2021	9,365	10,044	3.26%
US$700 million 2.800% notes due 2023	4,372	4,687	2.90%
US$2,250 million 3.600% notes due 2024	14,050	15,061	3.68%
US$2,550 million 3.400% notes due 2027	15,848	16,989	3.52%
US$700 million 4.500% notes due 2034	4,339	4,650	4.60%
US$1,000 million 4.000% notes due 2037	6,219	6,663	4.06%
US$1,750 million 4.200% notes due 2047	10,880	11,655	4.25%
US$1,000 million 4.400% notes due 2057	6,216	6,658	4.44%
Carrying value	85,372	91,517
Unamortized discount and debt issuance costs	624	589
Total principal amounts of unsecured senior notes	85,996	92,106
Less: current portion of principal amounts of unsecured senior notes	—	(15,127)
Non-current portion of principal amounts of unsecured senior notes	85,996	76,979

Schedule of future principal payments due

Principal amounts
(in millions of RMB)
Within 1 year	15,127
Between 1 to 2 years	—
Between 2 to 3 years	10,084
Between 3 to 4 years	—
Between 4 to 5 years	4,706
Thereafter	62,189
92,106